UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31

Date of reporting period:  MAY 31, 2009



ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING MAY 31, 2009


                        USAA GNMA TRUST



[LOGO OF USAA]
   USAA(R)

                                                    [GRAPHIC OF USAA GNMA TRUST]

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  ANNUAL REPORT
  USAA GNMA TRUST(R)
  MAY 31, 2009

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INCOME CONSISTENT WITH PRESERVATION OF PRINCIPAL.

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TYPES OF INVESTMENTS

Normally invests at least 80% of the Fund's assets in GNMA securities backed by the full faith and credit of the U.S. government.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               9

INVESTMENT OVERVIEW                                                           11

FINANCIAL INFORMATION

    Distributions to Shareholders                                             16

    Report of Independent Registered Public Accounting Firm                   17

    Portfolio of Investments                                                  18

    Notes to Portfolio of Investments                                         22

    Financial Statements                                                      24

    Notes to Financial Statements                                             27

EXPENSE EXAMPLE                                                               39

ADVISORY AGREEMENT                                                            41

TRUSTEES' AND OFFICERS' INFORMATION                                           46

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"... DESPITE THESE HEADWINDS, SELECTIVE
OPPORTUNITIES REMAIN IN THE FINANCIAL            [PHOTO OF CHRISTOPHER W. CLAUS]
MARKETS ..."

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JUNE 2009

As I write to you, investors have plenty to celebrate. Stocks are well off their March lows while corporate and municipal bonds have staged impressive rallies. The extraordinary flight to quality, which drove Treasury yields to historic lows, began to ease. As investors seek out other asset classes, the air is leaving the Treasury bubble, sending prices down and yields up.

All in all, I think we've seen the worst of the investment market declines, and I would be surprised if we retested the market lows. That's the good news. But there is bad news, too. Despite some signs of improvement, the U.S. economy remains in recession. The road to recovery is likely to be long and difficult.

Here are a few of my concerns:

o The government has increased its spending to bail out troubled companies and to stimulate economic growth. No one knows if the expenditures will have the desired effect, but they are certainly adding to the federal deficit. The government has had to borrow, mainly by selling Treasury securities. The more it borrows, the higher the interest rate investors will demand, which will drive up the cost of debt and could bring on a bout of inflation.

o From all indications, the U.S. unemployment rate could reach 10%. It is likely to remain elevated through 2010, keeping the lid on consumer spending which is still the backbone of America's economy.

o Home prices continued to fall during the reporting period, but the decline appears to have slowed at period end. In certain regions, prices may even be reaching a bottom. The wild card: foreclosures resulting from bankruptcies and unemployment. I don't expect house prices to stabilize,

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2  | USAA GNMA TRUST
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  at least in some markets, until the number of foreclosures drop and the market absorbs the existing supply of foreclosed houses.

o In the wake of the financial crisis, consumers have increased their saving. Instead of spending more than they make, they are by necessity spending less. Reflecting that reality, U.S. economic growth may be more modest in the future. Corporate earnings, which drive stock prices, are also likely to moderate.

Despite these headwinds, selective opportunities remain in the financial markets. As of this writing, lower-quality stocks have generally outperformed high-quality stocks. I expect to see a change over the coming months, with higher-quality names coming to the fore. Companies with strong balance sheets, good cash flow, effective management teams, and strong earnings growth potential are the stocks our equity subadvisers favor.

Some exposure to commodities, such as gold, also could be advantageous, especially as a hedge against inflation. Elsewhere, the emerging markets may be a source of long-term value. Many emerging nations have growing economies, which are less vulnerable to global downturns than in the past.

Meanwhile, our fixed-income team continues to find select opportunities in the tax-exempt and corporate bond markets as well as among asset-backed securities. Municipals could become even more attractive if federal and state income taxes increase.

From all of us at USAA Investment Management Company, we appreciate the opportunity to help you with your investment needs. We are proud to provide you with what we consider an excellent value -- some of the industry's top investment talent, first-class service, and pure no-load mutual funds.

Thank you for the trust you have placed in us.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

MARGARET "DIDI" WEINBLATT, Ph.D., CFA
USAA Investment Management Company          [PHOTO OF MARGARET "DIDI" WEINBLATT]

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o  HOW DID THE FUND PERFORM?

   For the one-year period ended May 31, 2009, the USAA GNMA Trust had a total return of 8.05%. This compares to returns of 7.97% for the Lipper GNMA Funds Index, 8.62% for the Barclays Capital GNMA Index*, and 7.41% for the Lipper GNMA Funds Average.

o  WHAT IMPACT DID THE FINANCIAL CRISIS HAVE ON GNMA SECURITIES?

   When we last reported to shareholders in November 2008, the credit markets were in one of the most stressful and volatile periods in their history. The volatility continued through the end of 2008, but in 2009 credit conditions began to improve in response to massive government actions.

   Because of their full faith and credit backing of the U.S. government, GNMAs were one of the few safe havens during the darkest periods

   Refer to page 14 for benchmark definitions.

   Past performance is no guarantee of future results.

   *Effective November 3, 2008, Barclays Capital combined the existing Lehman Brothers and Barclays Capital indices into a single platform. Thus, the Fund's benchmark, once known as the Lehman Brothers GNMA Index, now is called the Barclays Capital GNMA Index.

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4  | USAA GNMA TRUST
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              o  TREASURY YIELDS AND FED FUNDS TARGET RATE  o

            [CHART OF TREASURY YIELDS AND FED FUNDS TARGET RATE]

                        10-YEAR              2-YEAR          FEDERAL FUNDS
                     TREASURY YIELD      TREASURY YIELD       TARGET RATE
 5/30/2008                3.96%               2.51%               2.00%
  6/3/2008                3.90                2.40                2.00
  6/4/2008                3.98                2.45                2.00
  6/5/2008                4.04                2.50                2.00
  6/6/2008                3.91                2.38                2.00
  6/9/2008                4.00                2.71                2.00
 6/10/2008                4.11                2.93                2.00
 6/11/2008                4.08                2.81                2.00
 6/12/2008                4.21                3.04                2.00
 6/13/2008                4.26                3.04                2.00
 6/16/2008                4.27                3.04                2.00
 6/17/2008                4.20                2.89                2.00
 6/18/2008                4.14                2.85                2.00
 6/19/2008                4.21                2.94                2.00
 6/20/2008                4.17                2.90                2.00
 6/23/2008                4.17                2.94                2.00
 6/24/2008                4.08                2.84                2.00
 6/25/2008                4.10                2.81                2.00
 6/26/2008                4.04                2.66                2.00
 6/27/2008                3.97                2.63                2.00
 6/30/2008                3.97                2.62                2.00
  7/1/2008                4.00                2.65                2.00
  7/2/2008                3.96                2.58                2.00
  7/3/2008                3.98                2.53                2.00
  7/4/2008                3.98                2.54                2.00
  7/7/2008                3.90                2.43                2.00
  7/8/2008                3.88                2.48                2.00
  7/9/2008                3.81                2.39                2.00
 7/10/2008                3.80                2.41                2.00
 7/11/2008                3.96                2.60                2.00
 7/14/2008                3.86                2.45                2.00
 7/15/2008                3.82                2.37                2.00
 7/16/2008                3.94                2.43                2.00
 7/17/2008                3.99                2.49                2.00
 7/18/2008                4.09                2.64                2.00
 7/21/2008                4.04                2.60                2.00
 7/22/2008                4.10                2.72                2.00
 7/23/2008                4.12                2.74                2.00
 7/24/2008                4.00                2.61                2.00
 7/25/2008                4.10                2.71                2.00
 7/28/2008                4.00                2.58                2.00
 7/29/2008                4.04                2.63                2.00
 7/30/2008                4.05                2.63                2.00
 7/31/2008                3.95                2.51                2.00
  8/1/2008                3.93                2.50                2.00
  8/4/2008                3.96                2.54                2.00
  8/5/2008                4.02                2.55                2.00
  8/6/2008                4.05                2.58                2.00
  8/7/2008                3.93                2.43                2.00
  8/8/2008                3.93                2.50                2.00
 8/11/2008                4.00                2.54                2.00
 8/12/2008                3.90                2.43                2.00
 8/13/2008                3.94                2.48                2.00
 8/14/2008                3.89                2.43                2.00
 8/15/2008                3.84                2.38                2.00
 8/18/2008                3.82                2.33                2.00
 8/19/2008                3.83                2.30                2.00
 8/20/2008                3.80                2.25                2.00
 8/21/2008                3.83                2.31                2.00
 8/22/2008                3.87                2.40                2.00
 8/25/2008                3.79                2.33                2.00
 8/26/2008                3.78                2.33                2.00
 8/27/2008                3.77                2.28                2.00
 8/28/2008                3.78                2.36                2.00
 8/29/2008                3.81                2.37                2.00
  9/1/2008                3.81                2.37                2.00
  9/2/2008                3.74                2.26                2.00
  9/3/2008                3.70                2.26                2.00
  9/4/2008                3.63                2.18                2.00
  9/5/2008                3.70                2.31                2.00
  9/8/2008                3.68                2.31                2.00
  9/9/2008                3.57                2.17                2.00
 9/10/2008                3.63                2.20                2.00
 9/11/2008                3.64                2.22                2.00
 9/12/2008                3.72                2.21                2.00
 9/15/2008                3.39                1.71                2.00
 9/16/2008                3.44                1.81                2.00
 9/17/2008                3.42                1.64                2.00
 9/18/2008                3.55                1.70                2.00
 9/19/2008                3.81                2.17                2.00
 9/22/2008                3.84                2.13                2.00
 9/23/2008                3.80                2.07                2.00
 9/24/2008                3.81                1.96                2.00
 9/25/2008                3.86                2.17                2.00
 9/26/2008                3.85                2.10                2.00
 9/29/2008                3.58                1.66                2.00
 9/30/2008                3.83                1.96                2.00
 10/1/2008                3.74                1.82                2.00
 10/2/2008                3.63                1.62                2.00
 10/3/2008                3.61                1.59                2.00
 10/6/2008                3.46                1.43                2.00
 10/7/2008                3.51                1.46                2.00
 10/8/2008                3.64                1.55                1.50
 10/9/2008                3.79                1.54                1.50
10/10/2008                3.87                1.64                1.50
10/13/2008                3.98                1.60                1.50
10/14/2008                4.08                1.82                1.50
10/15/2008                3.95                1.56                1.50
10/16/2008                3.96                1.62                1.50
10/17/2008                3.93                1.62                1.50
10/20/2008                3.84                1.70                1.50
10/21/2008                3.74                1.62                1.50
10/22/2008                3.60                1.50                1.50
10/23/2008                3.68                1.61                1.50
10/24/2008                3.69                1.52                1.50
10/27/2008                3.69                1.54                1.50
10/28/2008                3.84                1.57                1.50
10/29/2008                3.86                1.54                1.00
10/30/2008                3.97                1.57                1.00
10/31/2008                3.96                1.55                1.00
 11/3/2008                3.92                1.44                1.00
 11/4/2008                3.73                1.38                1.00
 11/5/2008                3.70                1.34                1.00
 11/6/2008                3.69                1.29                1.00
 11/7/2008                3.80                1.33                1.00
11/10/2008                3.75                1.25                1.00
11/11/2008                3.75                1.25                1.00
11/12/2008                3.65                1.17                1.00
11/13/2008                3.86                1.24                1.00
11/14/2008                3.74                1.21                1.00
11/17/2008                3.65                1.18                1.00
11/18/2008                3.53                1.13                1.00
11/19/2008                3.32                1.06                1.00
11/20/2008                3.02                0.98                1.00
11/21/2008                3.20                1.10                1.00
11/24/2008                3.33                1.21                1.00
11/25/2008                3.11                1.18                1.00
11/26/2008                2.98                1.10                1.00
11/27/2008                2.98                1.10                1.00
11/28/2008                2.92                0.99                1.00
 12/1/2008                2.73                0.91                1.00
 12/2/2008                2.67                0.89                1.00
 12/3/2008                2.66                0.89                1.00
 12/4/2008                2.55                0.82                1.00
 12/5/2008                2.71                0.93                1.00
 12/8/2008                2.74                0.94                1.00
 12/9/2008                2.64                0.85                1.00
12/10/2008                2.68                0.85                1.00
12/11/2008                2.60                0.78                1.00
12/12/2008                2.57                0.76                1.00
12/15/2008                2.51                0.74                1.00
12/16/2008                2.26                0.65                0.25
12/17/2008                2.19                0.75                0.25
12/18/2008                2.08                0.68                0.25
12/19/2008                2.13                0.74                0.25
12/22/2008                2.17                0.82                0.25
12/23/2008                2.18                0.92                0.25
12/24/2008                2.18                0.91                0.25
12/25/2008                2.18                0.91                0.25
12/26/2008                2.13                0.89                0.25
12/29/2008                2.10                0.78                0.25
12/30/2008                2.06                0.73                0.25
12/31/2008                2.21                0.77                0.25
  1/1/2009                2.21                0.77                0.25
  1/2/2009                2.37                0.82                0.25
  1/5/2009                2.48                0.77                0.25
  1/6/2009                2.45                0.77                0.25
  1/7/2009                2.50                0.82                0.25
  1/8/2009                2.44                0.83                0.25
  1/9/2009                2.39                0.75                0.25
 1/12/2009                2.31                0.74                0.25
 1/13/2009                2.29                0.74                0.25
 1/14/2009                2.20                0.71                0.25
 1/15/2009                2.21                0.72                0.25
 1/16/2009                2.32                0.73                0.25
 1/19/2009                2.32                0.73                0.25
 1/20/2009                2.38                0.71                0.25
 1/21/2009                2.54                0.77                0.25
 1/22/2009                2.59                0.72                0.25
 1/23/2009                2.62                0.81                0.25
 1/26/2009                2.64                0.83                0.25
 1/27/2009                2.53                0.81                0.25
 1/28/2009                2.67                0.90                0.25
 1/29/2009                2.86                0.96                0.25
 1/30/2009                2.84                0.95                0.25
  2/2/2009                2.72                0.90                0.25
  2/3/2009                2.89                0.97                0.25
  2/4/2009                2.94                0.98                0.25
  2/5/2009                2.91                0.97                0.25
  2/6/2009                2.99                1.00                0.25
  2/9/2009                2.99                1.02                0.25
 2/10/2009                2.82                0.90                0.25
 2/11/2009                2.76                0.92                0.25
 2/12/2009                2.79                0.91                0.25
 2/13/2009                2.89                0.97                0.25
 2/16/2009                2.89                0.96                0.25
 2/17/2009                2.65                0.86                0.25
 2/18/2009                2.76                0.95                0.25
 2/19/2009                2.86                0.99                0.25
 2/20/2009                2.79                0.94                0.25
 2/23/2009                2.76                0.94                0.25
 2/24/2009                2.80                0.98                0.25
 2/25/2009                2.93                1.08                0.25
 2/26/2009                2.99                1.09                0.25
 2/27/2009                3.02                0.97                0.25
  3/2/2009                2.86                0.87                0.25
  3/3/2009                2.88                0.88                0.25
  3/4/2009                2.98                0.94                0.25
  3/5/2009                2.81                0.89                0.25
  3/6/2009                2.87                0.95                0.25
  3/9/2009                2.86                0.96                0.25
 3/10/2009                3.01                1.03                0.25
 3/11/2009                2.91                1.02                0.25
 3/12/2009                2.86                1.01                0.25
 3/13/2009                2.89                0.96                0.25
 3/16/2009                2.96                1.00                0.25
 3/17/2009                3.01                1.03                0.25
 3/18/2009                2.54                0.81                0.25
 3/19/2009                2.60                0.86                0.25
 3/20/2009                2.64                0.87                0.25
 3/23/2009                2.65                0.90                0.25
 3/24/2009                2.70                0.91                0.25
 3/25/2009                2.79                0.96                0.25
 3/26/2009                2.74                0.91                0.25
 3/27/2009                2.76                0.91                0.25
 3/30/2009                2.71                0.85                0.25
 3/31/2009                2.67                0.80                0.25
  4/1/2009                2.66                0.81                0.25
  4/2/2009                2.77                0.89                0.25
  4/3/2009                2.89                0.95                0.25
  4/6/2009                2.92                0.94                0.25
  4/7/2009                2.90                0.91                0.25
  4/8/2009                2.86                0.93                0.25
  4/9/2009                2.92                0.95                0.25
 4/10/2009                2.92                0.95                0.25
 4/13/2009                2.86                0.87                0.25
 4/14/2009                2.79                0.85                0.25
 4/15/2009                2.77                0.86                0.25
 4/16/2009                2.83                0.90                0.25
 4/17/2009                2.95                0.97                0.25
 4/20/2009                2.84                0.91                0.25
 4/21/2009                2.90                0.94                0.25
 4/22/2009                2.94                0.96                0.25
 4/23/2009                2.92                0.93                0.25
 4/24/2009                2.99                0.96                0.25
 4/27/2009                2.91                0.88                0.25
 4/28/2009                3.01                0.95                0.25
 4/29/2009                3.11                0.96                0.25
 4/30/2009                3.12                0.90                0.25
  5/1/2009                3.16                0.91                0.25
  5/4/2009                3.15                0.94                0.25
  5/5/2009                3.16                0.97                0.25
  5/6/2009                3.16                0.97                0.25
  5/7/2009                3.34                1.00                0.25
  5/8/2009                3.29                0.98                0.25
 5/11/2009                3.17                0.90                0.25
 5/12/2009                3.18                0.89                0.25
 5/13/2009                3.12                0.87                0.25
 5/14/2009                3.09                0.85                0.25
 5/15/2009                3.14                0.86                0.25
 5/18/2009                3.23                0.91                0.25
 5/19/2009                3.25                0.89                0.25
 5/20/2009                3.19                0.84                0.25
 5/21/2009                3.37                0.86                0.25
 5/22/2009                3.45                0.89                0.25
 5/25/2009                3.45                0.89                0.25
 5/26/2009                3.55                0.92                0.25
 5/27/2009                3.74                0.98                0.25
 5/28/2009                3.61                0.97                0.25
 5/29/2009                3.46                0.92                0.25

                                   [END CHART]

      Source: Bloomberg Finance L.P.

   of the financial crisis. They did trail U.S. Treasury securities as rates fell dramatically during the first half of the reporting period, but they outperformed Treasuries as credit markets healed and interest rates rose in the last half. GNMAs' extra yield and shorter weighted-average-lives helped dampen the impact of rising rates. For the full reporting year, GNMAs kept up nicely with Treasuries, but with much less volatility. Prices of mortgage-backed securities (MBSs) were also supported by the Federal Reserve's (the Fed) announced purchase of up to $1.25 billion of MBSs in their effort to keep mortgage rates low.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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o  HOW DID YOU MANAGE THE FUND IN SUCH A TURBULENT ENVIRONMENT?

   By the end of 2008, interest rates were extremely low as the Fed cut the short-term rates it controls to near zero and investors sought the safe haven of investments with U.S. government backing. We looked to buy securities that would protect the Fund against the possibility of rising interest rates once economic conditions stabilized. We took advantage of a government program called the Temporary Liquidity Guarantee Program (TLGP) in which certain financial institutions can issue debt guaranteed by the FDIC and backed by the full faith and credit of the U.S. government. To minimize the risk of rising interest rates, we kept our purchases under the program to issues whose coupon payments float with prevailing interest rates. We also purchased 15-year mortgages instead of more interest rate sensitive 30-year mortgages. The volatility in interest rates gave us the opportunity to make new investments when rates were relatively high, and hold back purchases when rates were relatively low.

o  WHAT OTHER RISKS ARE YOU MANAGING AGAINST?

   Pre-payment risk was heightened as new government programs allowed for more lenient refinancing of existing mortgages. When a homeowner refinances, the principal is repaid and the Fund has to re-invest at current (in this case lower) rates. Defaults on mortgages also trigger principal repayments since the government agency guaranteeing the mortgage must pay the investor.

   Going forward it is possible that mortgage rates will rise from their multi-year lows. If so, homeowners will have less incentive to refinance, and we will have what is called "extension" risk: the newer low-rate mortgages that have been issued in response to the housing crisis

   Shares of the USAA GNMA Trust are not individually backed by the full faith and credit of the U.S. government.

   You will find a complete list of securities that the Fund owns on pages
   18-21.

================================================================================

6  | USAA GNMA TRUST

================================================================================

                 o           COUPON RATE COMPOSITION          o
                   OF MORTGAGE OBLIGATIONS IN USAA GNMA TRUST

                      [CHART OF COUPON RATE COMPOSITION]

                    Coupon Rate %     Percent of Total Market Value
                        4.50                       4
                        5.00                      15
                        5.50                      39
                        5.86                       0*
                        6.00                      34
                        6.50                       6
                        6.75                       0*
                        7.00                       2
                        7.50                       0*
                        8.00                       0*
                        8.50                       0*
                        9.00                       0*

                              Average Coupon Rate
                                5.66% (MAY 2009)

                                   [END CHART]

                            *Represents less than 1%.

   may have much longer weighted average lives, making them more sensitive to rising interest rates.

   We're also cognizant of legislative risk. The U.S. government has introduced numerous programs to support the housing market, and some of these may change the characteristics of the mortgages underlying the securities the Fund owns. We continue to monitor these changes and their impact on the securities we purchase.

o  WHAT'S YOUR OUTLOOK?

   We welcome the stabilization in the credit markets. Forced selling has abated, and the rate of descent of the economy has slowed. Fears about the solvency of the banking system have subsided. The

================================================================================

                                           MANAGER'S COMMENTARY ON THE FUND |  7

================================================================================

   "flight to quality" began to ease. But eventually, at some time in the future, the U.S. government and the Fed will have to start removing the stimulus that has been supporting the market. This may cause interest rates to rise further.

   We are pleased that the Fund protected investors and provided a positive return amid such carnage in the financial markets. We thank you for your investment in the Fund and the opportunity to serve you during these trying times in the financial markets.

================================================================================

8  | USAA GNMA TRUST

================================================================================

FUND RECOGNITION

USAA GNMA TRUST

--------------------------------------------------------------------------------

                         OVERALL MORNINGSTAR RATING(TM)
                    out of 341 intermediate government funds
                       for the period ended May 31, 2009:

                                 OVERALL RATING
                                     * * * *

                                     3-YEAR
                                     * * * *
                                out of 341 funds

                                     5-YEAR
                                     * * * *
                                out of 324 funds

                                     10-YEAR
                                      * * *
                                out of 231 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

--------------------------------------------------------------------------------

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.)

================================================================================

                                                           FUND RECOGNITION |  9

================================================================================

                               LIPPER LEADERS (OVERALL)

                             [5]                       [5]
                         PRESERVATION                EXPENSE

The Fund is listed as a Lipper Leader for Preservation among 4,134 fixed-income funds and for Expense among 146 funds within the Lipper U.S. Mortgage category for the overall period ended May 31, 2009. The Fund received a Lipper Leader rating for Preservation among 4,134, 3,669, and 2,439 fixed-income funds for the three-, five-, and 10-year periods, respectively, and for Expense among 146, 141, and 93 funds within the Lipper U.S. Mortgage category for the three-, five-, and 10-year periods, respectively. Lipper ratings for Preservation reflect funds' historical loss avoidance relative to other funds within the same asset class, as of May 31, 2009. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of May 31, 2009.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Preservation and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2009, Reuters, All Rights Reserved.

================================================================================

10  | USAA GNMA TRUST

================================================================================

INVESTMENT OVERVIEW

USAA GNMA TRUST (Ticker Symbol: USGNX)

--------------------------------------------------------------------------------
                                        5/31/09                      5/31/08
--------------------------------------------------------------------------------
Net Assets                          $564.3 Million               $513.7 Million
Net Asset Value Per Share                $9.97                        $9.64

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 5/31/09
--------------------------------------------------------------------------------

   1 YEAR                               5 YEARS                      10 YEARS
    8.05%                                5.36%                         5.41%

--------------------------------------------------------------------------------
   30-DAY SEC YIELD* AS OF 5/31/09                           EXPENSE RATIO**
--------------------------------------------------------------------------------
                4.19%                                             0.51%

*Calculated as prescribed by the Securities and Exchange Commission.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AS REPORTED IN THE FUND'S PROSPECTUS DATED OCTOBER 1, 2008, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS ENDED MAY 31, 2009

--------------------------------------------------------------------------------
                 TOTAL RETURN     =     DIVIDEND RETURN     +     PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.41%        =           5.44%         +        (0.03)%
5 Years              5.36%        =           4.85%         +         0.51%
1 Year               8.05%        =           4.63%         +         3.42%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT usaa.com.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE 10-YEAR PERIOD ENDED MAY 31, 2009

         [CHART OF ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS]

--------------------------------------------------------------------------------
               TOTAL RETURN        DIVIDEND RETURN        CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
5/31/2000          0.21%                6.51%                     -6.30%
5/31/2001         12.91%                7.36%                      5.55%
5/31/2002          7.83%                5.91%                      1.92%
5/31/2003          6.49%                5.70%                      0.79%
5/31/2004          0.39%                4.72%                     -4.33%
5/31/2005          5.33%                4.92%                      0.41%
5/31/2006          0.40%                4.91%                     -4.51%
5/31/2007          6.25%                4.86%                      1.39%
5/31/2008          6.94%                4.93%                      2.01%
5/31/2009          8.05%                4.63%                      3.42%

                                   [END CHART]

   NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND'S TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

12  | USAA GNMA TRUST

================================================================================

                    o  12-MONTH DIVIDEND YIELD COMPARISON  o

                 [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                                 USAA GNMA TRUST    LIPPER GNMA FUNDS AVERAGE
               5/31/2000               6.87%                   6.26%
               5/31/2001               6.64                    6.00
               5/31/2002               5.58                    5.21
               5/31/2003               5.54                    4.32
               5/31/2004               4.93                    4.07
               5/31/2005               4.80                    3.97
               5/31/2006               5.15                    4.52
               5/31/2007               4.70                    4.70
               5/31/2008               4.71                    4.60
               5/31/2009               4.29                    4.18

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 5/31/00 to 5/31/09.

The Lipper GNMA Funds Average is an average performance level of all GNMA funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                     BARCLAYS CAPITAL        LIPPER GNMA
                        GNMA INDEX           FUNDS INDEX       USAA GNMA TRUST
05/31/99                $10,000.00           $10,000.00          $10,000.00
06/30/99                  9,960.09             9,944.87            9,926.65
07/31/99                  9,894.89             9,879.67            9,736.95
08/31/99                  9,891.41             9,869.98            9,631.08
09/30/99                 10,050.70            10,031.02            9,816.18
10/31/99                 10,110.44            10,077.04            9,825.94
11/30/99                 10,114.73            10,078.28            9,832.07
12/31/99                 10,094.43            10,035.00            9,771.78
01/31/00                 10,003.25             9,947.46            9,723.53
02/29/00                 10,131.21            10,070.09            9,864.11
03/31/00                 10,291.30            10,228.03            9,984.94
04/30/00                 10,282.25            10,204.83            9,932.61
05/31/00                 10,319.61            10,246.22           10,026.85
06/30/00                 10,509.98            10,420.34           10,225.95
07/31/00                 10,565.43            10,463.29           10,275.51
08/31/00                 10,725.07            10,617.28           10,444.51
09/30/00                 10,825.18            10,708.57           10,513.37
10/31/00                 10,905.69            10,775.50           10,598.90
11/30/00                 11,059.06            10,939.91           10,781.98
12/31/00                 11,215.79            11,096.74           10,960.89
01/31/01                 11,398.51            11,265.53           11,126.20
02/28/01                 11,449.55            11,322.52           11,208.55
03/31/01                 11,518.00            11,378.70           11,288.88
04/30/01                 11,537.60            11,379.01           11,258.85
05/31/01                 11,632.85            11,456.34           11,319.45
06/30/01                 11,666.96            11,484.18           11,334.04
07/31/01                 11,866.61            11,697.41           11,556.83
08/31/01                 11,953.39            11,784.62           11,660.12
09/30/01                 12,115.45            11,941.27           11,825.92
10/31/01                 12,276.13            12,093.74           12,001.63
11/30/01                 12,173.92            11,978.38           11,849.57
12/31/01                 12,137.50            11,919.97           11,744.38
01/31/02                 12,259.19            12,041.22           11,865.25
02/28/02                 12,384.48            12,170.64           12,011.81
03/31/02                 12,267.20            12,043.71           11,838.97
04/30/02                 12,482.86            12,254.22           12,085.93
05/31/02                 12,564.88            12,334.52           12,205.91
06/30/02                 12,665.46            12,430.99           12,294.18
07/31/02                 12,813.14            12,572.80           12,430.36
08/31/02                 12,902.59            12,671.04           12,558.37
09/30/02                 13,008.50            12,773.11           12,660.21
10/31/02                 13,050.50            12,800.96           12,682.23
11/30/02                 13,062.57            12,803.35           12,681.43
12/31/02                 13,192.61            12,941.13           12,829.02
01/31/03                 13,226.49            12,972.34           12,860.26
02/28/03                 13,293.66            13,044.02           12,925.28
03/31/03                 13,302.94            13,038.40           12,923.85
04/30/03                 13,334.61            13,069.75           12,967.21
05/31/03                 13,335.07            13,084.79           12,996.11
06/30/03                 13,375.56            13,106.75           13,007.81
07/31/03                 13,155.03            12,843.79           12,737.24
08/31/03                 13,240.53            12,921.48           12,815.72
09/30/03                 13,431.83            13,134.69           13,021.85
10/31/03                 13,396.68            13,080.77           12,972.24
11/30/03                 13,442.50            13,122.45           12,994.55
12/31/03                 13,568.95            13,213.97           13,087.12
01/31/04                 13,636.70            13,283.43           13,152.78
02/29/04                 13,727.42            13,365.34           13,230.16
03/31/04                 13,783.92            13,408.66           13,283.63
04/30/04                 13,566.75            13,185.67           13,087.20
05/31/04                 13,538.32            13,152.37           13,045.31
06/30/04                 13,658.86            13,244.97           13,152.84
07/31/04                 13,769.53            13,355.85           13,246.65
08/31/04                 13,961.07            13,536.32           13,404.48
09/30/04                 13,990.07            13,525.44           13,428.66
10/31/04                 14,100.51            13,614.04           13,508.88
11/30/04                 14,067.22            13,576.26           13,479.68
12/31/04                 14,159.56            13,649.18           13,536.80
01/31/05                 14,239.84            13,728.41           13,601.34
02/28/05                 14,194.60            13,678.87           13,558.79
03/31/05                 14,167.33            13,650.98           13,530.10
04/30/05                 14,311.19            13,780.77           13,657.39
05/31/05                 14,414.55            13,870.13           13,739.99
06/30/05                 14,456.90            13,900.21           13,768.26
07/31/05                 14,402.37            13,844.28           13,725.86
08/31/05                 14,521.40            13,959.67           13,839.54
09/30/05                 14,463.51            13,887.05           13,771.93
10/31/05                 14,400.75            13,818.72           13,711.68
11/30/05                 14,430.91            13,857.35           13,741.20
12/31/05                 14,613.39            14,011.59           13,903.58
01/31/06                 14,661.19            14,045.03           13,943.48
02/28/06                 14,690.89            14,070.20           13,957.50
03/31/06                 14,596.80            13,975.33           13,887.62
04/30/06                 14,547.62            13,920.15           13,824.86
05/31/06                 14,518.26            13,883.31           13,795.19
06/30/06                 14,535.43            13,884.66           13,793.41
07/31/06                 14,741.12            14,067.47           13,978.58
08/31/06                 14,967.57            14,271.10           14,168.20
09/30/06                 15,056.44            14,359.59           14,270.10
10/31/06                 15,160.15            14,453.21           14,368.56
11/30/06                 15,304.24            14,588.25           14,499.99
12/31/06                 15,286.49            14,554.87           14,483.76
01/31/07                 15,286.60            14,550.40           14,475.46
02/28/07                 15,472.10            14,726.94           14,654.80
03/31/07                 15,505.63            14,746.33           14,667.83
04/30/07                 15,588.12            14,817.41           14,738.87
05/31/07                 15,509.69            14,727.56           14,657.39
06/30/07                 15,420.60            14,649.97           14,578.54
07/31/07                 15,546.24            14,779.23           14,682.81
08/31/07                 15,725.59            14,934.33           14,857.17
09/30/07                 15,842.99            15,039.50           14,942.33
10/31/07                 16,016.43            15,188.96           15,080.99
11/30/07                 16,339.17            15,473.97           15,383.95
12/31/07                 16,352.97            15,485.60           15,395.07
01/31/08                 16,631.86            15,734.08           15,661.51
02/29/08                 16,706.23            15,814.37           15,741.83
03/31/08                 16,758.55            15,838.19           15,798.11
04/30/08                 16,748.92            15,816.41           15,777.37
05/31/08                 16,652.98            15,727.35           15,677.16
06/30/08                 16,653.56            15,735.09           15,686.05
07/31/08                 16,653.56            15,739.98           15,680.64
08/31/08                 16,860.52            15,857.73           15,824.51
09/30/08                 16,942.07            15,857.50           15,926.93
10/31/08                 16,717.25            15,557.84           15,726.78
11/30/08                 17,317.14            15,956.38           16,247.50
12/31/08                 17,640.57            16,294.46           16,509.56
01/31/09                 17,627.00            16,345.24           16,518.69
02/28/09                 17,733.38            16,478.27           16,628.46
03/31/09                 18,014.47            16,793.94           16,872.44
04/30/09                 18,059.95            16,894.65           16,896.69
05/31/09                 18,088.84            16,981.03           16,936.35

                                   [END CHART]

                          Data from 5/31/99 to 5/31/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA GNMA Trust to the following benchmarks:

o The unmanaged Barclays Capital GNMA Index covers the mortgage-backed pass-through securities of the Government National Mortgage Association
   (GNMA). Before November 3, 2008, it was referred to as the Lehman Brothers GNMA Index.

o The unmanaged Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds within the Lipper GNMA Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

14  | USAA GNMA TRUST

================================================================================

                       o  ASSET ALLOCATION -- 5/31/2009  o

                         [PIE CHART OF ASSET ALLOCATION]

30-Year Fixed-Rate Single-Family* Mortgages                            80.4%
15-Year Fixed-Rate Single-Family* Mortgages                             7.4%
Other U.S. Government Guaranteed Securities                             5.2%
Repurchase Agreements                                                   3.9%
Collaterized Mortgage Obligations                                       2.8%

                                   [END CHART]

* Combined in the portfolio of investments under mortgage-backed pass-through securities, single-family.

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 18-21.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended May 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2010.

For the fiscal year ended May 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $23,456,000 as qualifying interest income.

================================================================================

16  | USAA GNMA TRUST

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA GNMA TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the USAA GNMA Trust (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of May 31, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA GNMA Trust at May 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
July 15, 2009

================================================================================

                   REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM |  17

================================================================================

PORTFOLIO OF INVESTMENTS

May 31, 2009

-------------------------------------------------------------------------------------------
PRINCIPAL                                                                            MARKET
AMOUNT                                                   COUPON                       VALUE
(000)      SECURITY                                       RATE        MATURITY        (000)
-------------------------------------------------------------------------------------------
           U.S. GOVERNMENT AGENCY ISSUES (95.8%)(a)

           MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (87.8%)
  $ 6,500  Government National Mortgage Assn. I           4.50%       5/15/2024    $  6,738
    3,338  Government National Mortgage Assn. I           5.50       12/15/2018       3,517
   19,814  Government National Mortgage Assn. I           5.50       10/15/2033      20,664
    7,884  Government National Mortgage Assn. I           5.50       12/15/2033       8,222
    4,591  Government National Mortgage Assn. I           5.50        7/15/2034       4,781
   17,149  Government National Mortgage Assn. I           5.50       10/15/2035      17,842
   12,264  Government National Mortgage Assn. I           5.50        4/15/2038      12,736
    3,199  Government National Mortgage Assn. I           6.00       12/15/2016       3,365
    4,912  Government National Mortgage Assn. I           6.00        8/15/2022       5,182
    1,984  Government National Mortgage Assn. I           6.00        4/15/2028       2,081
      755  Government National Mortgage Assn. I           6.00       11/15/2028         796
    1,632  Government National Mortgage Assn. I           6.00        2/15/2029       1,721
    1,220  Government National Mortgage Assn. I           6.00        7/15/2029       1,281
    1,747  Government National Mortgage Assn. I           6.00        5/15/2032       1,842
    5,587  Government National Mortgage Assn. I           6.00        1/15/2033       5,885
    1,513  Government National Mortgage Assn. I           6.00        2/15/2033       1,594
    2,181  Government National Mortgage Assn. I           6.00        7/15/2033       2,297
    1,324  Government National Mortgage Assn. I           6.00        9/15/2033       1,394
    6,257  Government National Mortgage Assn. I           6.00        3/15/2037       6,550
   11,370  Government National Mortgage Assn. I           6.00        9/15/2037      11,902
   13,945  Government National Mortgage Assn. I           6.00        5/15/2038      14,584
    6,915  Government National Mortgage Assn. I           6.00        5/15/2038       7,232
    5,686  Government National Mortgage Assn. I           6.00        9/15/2038       5,946
   11,585  Government National Mortgage Assn. I           6.00       10/15/2038      12,116
    8,454  Government National Mortgage Assn. I           6.00       12/15/2038       8,841
      509  Government National Mortgage Assn. I           6.50        5/15/2028         547
      518  Government National Mortgage Assn. I           6.50        5/15/2028         557
      467  Government National Mortgage Assn. I           6.50        7/15/2028         503
      387  Government National Mortgage Assn. I           6.50        9/15/2028         417
    1,297  Government National Mortgage Assn. I           6.50       11/15/2028       1,395
       57  Government National Mortgage Assn. I           6.50        1/15/2029          61
       73  Government National Mortgage Assn. I           6.50        1/15/2029          79
    1,603  Government National Mortgage Assn. I           6.50        3/15/2031       1,720
    1,481  Government National Mortgage Assn. I           6.50       10/15/2031       1,589
      914  Government National Mortgage Assn. I           6.50        1/15/2032         980

================================================================================

18  | USAA GNMA TRUST

================================================================================

-------------------------------------------------------------------------------------------
PRINCIPAL                                                                            MARKET
AMOUNT                                                   COUPON                       VALUE
(000)      SECURITY                                       RATE        MATURITY        (000)
-------------------------------------------------------------------------------------------
  $   372  Government National Mortgage Assn. I           6.50%       3/15/2032    $    398
    1,101  Government National Mortgage Assn. I           6.50        8/15/2032       1,180
    5,816  Government National Mortgage Assn. I           6.50        9/15/2032       6,256
      149  Government National Mortgage Assn. I           6.75        5/15/2028         161
       74  Government National Mortgage Assn. I           6.75        5/15/2028          81
       78  Government National Mortgage Assn. I           7.00        4/15/2027          85
      814  Government National Mortgage Assn. I           7.00        5/15/2027         887
       62  Government National Mortgage Assn. I           7.00        6/15/2028          68
       53  Government National Mortgage Assn. I           7.00        7/15/2028          58
      233  Government National Mortgage Assn. I           7.00        8/15/2028         254
      140  Government National Mortgage Assn. I           7.00        8/15/2028         153
      207  Government National Mortgage Assn. I           7.00        9/15/2028         225
    1,327  Government National Mortgage Assn. I           7.00        5/15/2029       1,448
    1,264  Government National Mortgage Assn. I           7.00        6/15/2029       1,381
      832  Government National Mortgage Assn. I           7.00        8/15/2031         909
      342  Government National Mortgage Assn. I           7.00        9/15/2031         373
      455  Government National Mortgage Assn. I           7.00       10/15/2031         497
      195  Government National Mortgage Assn. I           7.00        6/15/2032         212
      684  Government National Mortgage Assn. I           7.00        7/15/2032         742
      329  Government National Mortgage Assn. I           7.50        2/15/2028         360
       65  Government National Mortgage Assn. I           7.50        3/15/2029          71
      157  Government National Mortgage Assn. I           7.50        4/15/2029         172
       77  Government National Mortgage Assn. I           7.50        7/15/2029          84
      161  Government National Mortgage Assn. I           7.50       10/15/2029         176
      482  Government National Mortgage Assn. I           7.50       10/15/2029         528
       65  Government National Mortgage Assn. I           7.50       12/15/2030          71
       70  Government National Mortgage Assn. I           7.50        1/15/2031          77
       70  Government National Mortgage Assn. I           7.50        1/15/2031          77
      107  Government National Mortgage Assn. I           7.50       11/15/2031         117
       16  Government National Mortgage Assn. I           8.00        1/15/2022          17
      203  Government National Mortgage Assn. I           8.00        6/15/2023         223
      282  Government National Mortgage Assn. I           8.00        5/15/2027         318
      164  Government National Mortgage Assn. I           8.00        7/15/2030         185
       88  Government National Mortgage Assn. I           8.00        9/15/2030          99
       56  Government National Mortgage Assn. I           8.50        6/15/2021          61
       11  Government National Mortgage Assn. I           8.50        7/15/2022          12
      119  Government National Mortgage Assn. I           9.00        7/15/2021         130
   14,932  Government National Mortgage Assn. II          4.50        4/20/2024      15,421
    9,088  Government National Mortgage Assn. II          5.00        5/20/2033       9,370
   10,251  Government National Mortgage Assn. II          5.00        7/20/2033      10,569
    6,962  Government National Mortgage Assn. II          5.00        6/20/2034       7,174
   21,096  Government National Mortgage Assn. II          5.00        9/20/2035      21,732
   10,733  Government National Mortgage Assn. II          5.00        2/20/2037      11,058

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

-------------------------------------------------------------------------------------------
PRINCIPAL                                                                            MARKET
AMOUNT                                                   COUPON                       VALUE
(000)      SECURITY                                       RATE        MATURITY        (000)
-------------------------------------------------------------------------------------------
  $ 2,263  Government National Mortgage Assn. II          5.50%       4/20/2033    $  2,352
    7,840  Government National Mortgage Assn. II          5.50        3/20/2034       8,144
   30,649  Government National Mortgage Assn. II          5.50        2/20/2035      31,824
   26,997  Government National Mortgage Assn. II          5.50        4/20/2035      28,032
   15,390  Government National Mortgage Assn. II          5.50        7/20/2035      15,981
   12,581  Government National Mortgage Assn. II          5.50        1/20/2037      13,056
    1,173  Government National Mortgage Assn. II          6.00        3/20/2031       1,229
    2,766  Government National Mortgage Assn. II          6.00        8/20/2032       2,895
    2,254  Government National Mortgage Assn. II          6.00        9/20/2032       2,360
    2,397  Government National Mortgage Assn. II          6.00       10/20/2033       2,513
    2,464  Government National Mortgage Assn. II          6.00       12/20/2033       2,573
    7,251  Government National Mortgage Assn. II          6.00        2/20/2034       7,579
    6,927  Government National Mortgage Assn. II          6.00        3/20/2034       7,240
    5,914  Government National Mortgage Assn. II          6.00        9/20/2034       6,183
   14,057  Government National Mortgage Assn. II          6.00       10/20/2034      14,692
    3,739  Government National Mortgage Assn. II          6.00       11/20/2034       3,903
    9,277  Government National Mortgage Assn. II          6.00        5/20/2036       9,693
      422  Government National Mortgage Assn. II          6.50        5/20/2031         453
      348  Government National Mortgage Assn. II          6.50        7/20/2031         374
    1,000  Government National Mortgage Assn. II          6.50        8/20/2031       1,076
    1,477  Government National Mortgage Assn. II          6.50        4/20/2032       1,585
    1,455  Government National Mortgage Assn. II          6.50        6/20/2032       1,561
    5,371  Government National Mortgage Assn. II          6.50        8/20/2034       5,697
    1,226  Government National Mortgage Assn. II          7.00        9/20/2030       1,335
      164  Government National Mortgage Assn. II          7.50        4/20/2031         179
       47  Government National Mortgage Assn. II          8.00       12/20/2022          52
    1,155  Government National Mortgage Assn. II          8.00        8/20/2030       1,299
   11,429  Fannie Mae(+)                                  5.00       12/01/2035      11,730
    8,147  Fannie Mae(+)                                  5.50       11/01/2037       8,434
      663  Fannie Mae(+)                                  6.00        2/01/2017         703
   15,092  Fannie Mae(+)                                  6.00        5/01/2038      15,821
      486  Fannie Mae(+)                                  6.50       10/01/2016         515
    3,153  Fannie Mae(+)                                  6.50       12/01/2016       3,341
    2,812  Freddie Mac(+)                                 5.00        1/01/2021       2,920
    7,607  Freddie Mac(+)                                 5.50       12/01/2035       7,880
                                                                                   --------
                                                                                    495,631
                                                                                   --------
           COLLATERALIZED MORTGAGE OBLIGATIONS (2.8%)
   14,677  Government National Mortgage Assn. I           5.50        3/16/2032      15,269
      522  Government National Mortgage Assn. I           5.86       10/16/2023         527
                                                                                   --------
                                                                                     15,796
                                                                                   --------

================================================================================

20  | USAA GNMA TRUST

================================================================================

-------------------------------------------------------------------------------------------
PRINCIPAL                                                                            MARKET
AMOUNT                                                   COUPON                       VALUE
(000)      SECURITY                                       RATE        MATURITY        (000)
-------------------------------------------------------------------------------------------
           OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (5.2%)
  $ 5,000  Bank of America Corp., FDIC TLGP               1.43%(b)    6/22/2012    $  5,047
    5,000  JPMorgan Chase & Co., FDIC TLGP                1.41(b)    12/26/2012       5,058
    5,000  JPMorgan Chase & Co., FDIC TLGP                1.61(b)     6/22/2012       5,049
    4,000  MetLife, Inc., FDIC TLGP                       1.55(b)     6/29/2012       3,987
    5,000  State Street Corp., FDIC TLGP                  1.50(b)     9/15/2011       5,040
    5,000  Union Bank N.A., FDIC TLGP                     1.52(b)     3/16/2012       5,012
                                                                                   --------
                                                                                     29,193
                                                                                   --------
           Total U.S. Government Agency Issues (cost: $522,167)                     540,620
                                                                                   --------
           REPURCHASE AGREEMENTS (3.9%)
   21,700  Deutsche Bank Securities, 0.17%, acquired on
             5/29/2009 and due 6/01/2009 at $21,700
             (collateralized by $19,747 of Government National
             Mortgage Assn. I(a), 7.00%, due 10/15/2038;
             market value $22,134) (cost: $21,700)                                   21,700
                                                                                   --------

           TOTAL INVESTMENTS (COST: $543,867)                                      $562,320
                                                                                   ========

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

May 31, 2009

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o  SPECIFIC NOTES

   (a) U.S. government agency issues -- mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

   (b) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at May 31, 2009.

================================================================================

22  | USAA GNMA TRUST

================================================================================

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   FDIC TLGP   The FDIC Temporary Liquidity Guarantee Program provides a
               guarantee of payment of principal and interest on certain newly issued senior unsecured debt through the program's expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  23

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

May 31, 2009

--------------------------------------------------------------------------------

ASSETS
    Investments in securities, at market value (cost of $543,867)       $562,320
    Receivables:
        Capital shares sold                                                  996
        USAA Transfer Agency Company (Note 5C)                                 2
        Interest                                                           2,392
                                                                        --------
            Total assets                                                 565,710
                                                                        --------
LIABILITIES
    Payables:
        Capital shares redeemed                                            1,042
        Dividends on capital shares                                          253
    Accrued management fees                                                   60
    Accrued transfer agent's fees                                             35
    Other accrued expenses and payables                                       67
                                                                        --------
            Total liabilities                                              1,457
                                                                        --------
                Net assets applicable to capital shares outstanding     $564,253
                                                                        ========
NET ASSETS CONSIST OF:
    Paid-in capital                                                     $566,779
    Accumulated net realized loss on investments                         (20,979)
    Net unrealized appreciation of investments                            18,453
                                                                        --------
                Net assets applicable to capital shares outstanding     $564,253
                                                                        ========
    Capital shares outstanding, unlimited number of shares
        authorized, no par value                                          56,586
                                                                        ========
    Net asset value, redemption price, and offering price per share     $   9.97
                                                                        ========

See accompanying notes to financial statements.

================================================================================

24  | USAA GNMA TRUST

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended May 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
    Interest income                                                      $26,405
                                                                         -------
EXPENSES
    Management fees                                                          863
    Administration and servicing fees                                        804
    Transfer agent's fees                                                    978
    Custody and accounting fees                                               95
    Postage                                                                   36
    Shareholder reporting fees                                                25
    Trustees' fees                                                            10
    Registration fees                                                         55
    Professional fees                                                         74
    Other                                                                     20
                                                                         -------
        Total expenses                                                     2,960
    Expenses paid indirectly                                                 (11)
                                                                         -------
        Net expenses                                                       2,949
                                                                         -------
NET INVESTMENT INCOME                                                     23,456
                                                                         -------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
    Net realized gain on affiliated transactions (Note 7)                    115
    Change in net unrealized appreciation/depreciation                    17,975
                                                                         -------
        Net realized and unrealized gain                                  18,090
                                                                         -------
    Increase in net assets resulting from operations                     $41,546
                                                                         =======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  25

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended May 31,

--------------------------------------------------------------------------------

                                                                2009       2008
-------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                  $  23,456  $  23,846
    Net realized gain on investments                             115        130
    Change in net unrealized appreciation/depreciation of
        investments                                           17,975      9,452
                                                           --------------------
        Increase in net assets resulting from operations      41,546     33,428
                                                           --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                    (23,456)   (23,846)
                                                           --------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                201,308     86,799
    Reinvested dividends                                      20,049     20,033
    Cost of shares redeemed                                 (188,861)  (107,375)
                                                           --------------------
        Increase (decrease) in net assets from capital
            share transactions                                32,496       (543)
                                                           --------------------
    Capital contribution from USAA Transfer Agency
            Company (Note 5C)                                      2          -
                                                           --------------------
    Net increase in net assets                                50,588      9,039

NET ASSETS
    Beginning of year                                        513,665    504,626
                                                           --------------------
    End of year                                            $ 564,253  $ 513,665
                                                           ====================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                               20,513      9,008
    Shares issued for dividends reinvested                     2,052      2,086
    Shares redeemed                                          (19,267)   (11,196)
                                                           --------------------
        Increase (decrease) in shares outstanding              3,298       (102)
                                                           ====================

See accompanying notes to financial statements.

================================================================================

26  | USAA GNMA TRUST

================================================================================

NOTES TO FINANCIAL STATEMENTS

May 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this annual report pertains only to the USAA GNMA Trust (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide a high level of current income consistent with preservation of principal.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

   2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   3. Repurchase agreements are valued at cost, which approximates market value.

   4. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Effective June 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation

================================================================================

28  | USAA GNMA TRUST

================================================================================

   of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Fund's assets as of May 31, 2009:

   VALUATION INPUTS                                    INVESTMENTS IN SECURITIES
   -----------------------------------------------------------------------------
   Level 1 -- Quoted Prices                                  $          -
   Level 2 -- Other Significant Observable Inputs             562,320,000
   Level 3 -- Significant Unobservable Inputs                           -
   -----------------------------------------------------------------------------
   TOTAL                                                     $562,320,000
   -----------------------------------------------------------------------------

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. The Fund had no delayed-delivery or when-issued commitments as of May 31, 2009.

G. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the year ended May 31, 2009, these custodian and other bank credits reduced the Fund's expenses by $11,000.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide

================================================================================

30  | USAA GNMA TRUST

================================================================================

   general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. Prior to September 25, 2008, the committed loan agreement was $300 million. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended May 31, 2009, the Fund paid CAPCO facility fees of $2,000, which represents 1.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended May 31, 2009.

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

During the current fiscal year, permanent differences between book-basis and tax-basis accounting for the expiration of capital loss carryovers resulted in reclassifications to the statement of assets and liabilities to decrease paid-in capital and decrease accumulated net realized loss on investments by $13,638,000. This reclassification has no effect on net assets.

The tax character of distributions paid during the years ended May 31, 2009, and 2008, was as follows:

                                             2009                      2008
                                         ---------------------------------------
Ordinary income*                         $23,456,000                $23,846,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of May 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                      $    253,000
Accumulated capital and other losses                                (20,978,000)
Unrealized appreciation                                              18,453,000

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. For the year ended May 31, 2009, the Fund utilized capital loss carryovers of $115,000 to offset capital gains. At May 31, 2009, the Fund had capital loss carryovers of $20,978,000, for federal income tax purposes which, if not offset by subsequent capital gains, will expire between 2010 and 2015, as shown below. It is unlikely that the Trust's

================================================================================

32  | USAA GNMA TRUST

================================================================================

Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

                           CAPITAL LOSS CARRYOVERS
                    -----------------------------------------
                      EXPIRES                       BALANCE
                    -----------                   -----------
                       2010                       $ 1,176,000
                       2012                         9,577,000
                       2013                         4,814,000
                       2014                         3,887,000
                       2015                         1,524,000
                                                  -----------
                                      Total       $20,978,000
                                                  ===========

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended May 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of May 31, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Fund's net assets or results of operations. Tax years ended May 31, 2006, through May 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended May 31, 2009, were $148,968,000 and $104,174,000, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

As of May 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $543,867,000.

Gross unrealized appreciation and depreciation of investments as of May 31, 2009, for federal income tax purposes, were $18,575,000 and $122,000, respectively, resulting in net unrealized appreciation of $18,453,000.

(5) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.125% of its average net assets for the fiscal year.

   The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper GNMA Funds Index over the performance period. The Lipper GNMA Funds Index tracks the total return performance of the 10 largest funds in the Lipper GNMA Funds category. The performance period for the Fund consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

   OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
   RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS
   -----------------------------------------------------------------------------
   +/- 0.20% to 0.50%                    +/- 0.04%
   +/- 0.51% to 1.00%                    +/- 0.05%
   +/- 1.01% and greater                 +/- 0.06%

   (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

   The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in

================================================================================

34  | USAA GNMA TRUST

================================================================================

   leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

   Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper GNMA Funds Index over that period, even if the Fund had overall negative returns during the performance period.

   For the year ended May 31, 2009, the Fund incurred total management fees, paid or payable to the Manager, of $863,000, which included a 0.04% performance adjustment of $193,000.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the year ended May 31, 2009, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $804,000.

   In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended May 31, 2009, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

C. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended May 31, 2009, the Fund incurred transfer agent's fees, paid or payable to SAS, of $978,000. Additionally, the Fund recorded

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

   a capital contribution and a receivable from SAS of $2,000 at May 31, 2009, for adjustments related to corrections to shareholder transactions.

D. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS

During the year ended May 31, 2009, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                 COST TO           NET REALIZED
     SELLER                PURCHASER            PURCHASER         GAIN TO SELLER
--------------------------------------------------------------------------------
USAA GNMA Trust        USAA Income Fund        $20,115,000           $115,000
USAA Income Fund       USAA GNMA Trust           5,031,000              7,000

(8) NEW ACCOUNTING PRONOUNCEMENTS

A. SFAS NO. 159, "THE FAIR VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (SFAS 159) -- In February 2007, the Financial Accounting Standards Board (FASB) issued SFAS 159. In summary, SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 is effective for financial statements issued for fiscal years beginning

================================================================================

36  | USAA GNMA TRUST

================================================================================

   after November 15, 2007, and interim periods within those fiscal years. The Manager has evaluated SFAS 159 and has determined that there are no eligible instruments for which the Fund intends to avail itself of the fair value option.

B. SFAS NO. 161, "DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- AN AMENDMENT OF FASB STATEMENT NO. 133" (SFAS 161) -- In March 2008, FASB issued SFAS 161. In summary, SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Fund adopted SFAS 161 on December 1, 2008; however, the Fund did not invest in any derivatives during the period from December 1, 2008, through May 31, 2009. Therefore, no disclosure has been made.

C. FASB STATEMENT NO. 165, "SUBSEQUENT EVENTS" (STATEMENT 165) -- In May 2009, FASB issued Statement 165. In summary, Statement 165 defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. Statement 165 is effective for interim or annual financial periods ending after June 15, 2009. The Manager does not believe the adoption of Statement 165 will impact the amounts reported in the Fund's financial statements; however, additional disclosures will be required regarding the evaluation of subsequent events.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

(9) FINANCIAL HIGHLIGHTS

Per share operating performance for a share outstanding throughout each period is as follows:

                                                              YEAR ENDED MAY 31,
                                          ---------------------------------------------------------
                                              2009        2008        2007         2006        2005
                                          ---------------------------------------------------------
Net asset value at beginning of period    $   9.64    $   9.45    $   9.32     $   9.76    $   9.72
                                          ---------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                        .43         .45         .44          .48         .47
  Net realized and unrealized
    gain (loss)                                .33         .19         .13         (.44)        .04
                                          ---------------------------------------------------------
Total from investment operations               .76         .64         .57          .04         .51
                                          ---------------------------------------------------------
Less distributions from:
  Net investment income                       (.43)       (.45)       (.44)        (.48)       (.47)
                                          ---------------------------------------------------------
Net asset value at end of period          $   9.97    $   9.64    $   9.45     $   9.32    $   9.76
                                          =========================================================
Total return (%)*                             8.05        6.94        6.25(a)       .40        5.33
Net assets at end of period (000)         $564,253    $513,665    $504,626     $521,176    $594,211
Ratios to average net assets:**
  Expenses (%)(b)                              .55         .51         .52(a)       .49         .48
  Net investment income (%)                   4.38        4.74        4.69         4.46        4.06
Portfolio turnover (%)                          20          11          14           26          37

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended May 31, 2009, average net assets were $535,997,000.
(a) For the year ended May 31, 2007, SAS voluntarily reimbursed the Fund for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund's total return or ratio of expenses to average net assets.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

38  | USAA GNMA TRUST

================================================================================

EXPENSE EXAMPLE

May 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of December 1, 2008, through May 31, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending

================================================================================

                                                           EXPENSE EXAMPLE |  39

================================================================================

account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                       EXPENSES PAID
                                   BEGINNING           ENDING          DURING PERIOD*
                                 ACCOUNT VALUE     ACCOUNT VALUE     DECEMBER 1, 2008 -
                               DECEMBER 1, 2008     MAY 31, 2009        MAY 31, 2009
                               --------------------------------------------------------
Actual                             $1,000.00         $1,042.40             $2.85

Hypothetical
  (5% return before expenses)       1,000.00          1,022.14              2.82

* Expenses are equal to the Fund's annualized expense ratio of 0.56%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half-year period). The Fund's ending account value on the first line in the table is based on its actual total return of 4.24% for the six-month period of December 1, 2008, through May 31, 2009.

================================================================================

40  | USAA GNMA TRUST

================================================================================

ADVISORY AGREEMENT

May 31, 2009

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager, and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is

================================================================================

                                                        ADVISORY AGREEMENT |  41

================================================================================

considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

42  | USAA GNMA TRUST

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Fund.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager, including oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Manager and its affiliates provide compliance and administrative services to the Fund. The Trustees, guided also by information obtained from their experiences as directors/trustees of the Fund and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classifications, sales load type (in this case, investment companies with no sales loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load retail open-end investment companies in similar investment classifications/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and its expense universe. The data indicated that the Fund's total expenses were the median of its expense group and below the median of

================================================================================

                                                        ADVISORY AGREEMENT |  43

================================================================================

its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that the Fund's performance was above the average of its performance universe and its Lipper index for the one-, three-, and five-year periods ended December 31, 2008. The Board also noted that the Fund's percentile performance ranking was in the top 25% of its performance universe for the same periods.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Trustees recognized that the

================================================================================

44  | USAA GNMA TRUST

================================================================================

Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager. The Trustees also noted the relatively low management fee and total expenses of the Fund as compared to its peer group and peer universe.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds at all asset levels in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussions of the current advisory fee structure. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that if the Fund's assets increase over time, the Fund may realize other economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of the Fund is reasonable in relation to the performance of funds with a similar investment objective and to relevant indices; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds. The Board of Trustees is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 45 individual funds as of May 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800) 531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

46  | USAA GNMA TRUST

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

President and Chair of the Board of Directors, IMCO (2/08-present); President, USAA Financial Advisors, Inc. (FAI) (12/07-present); President, Financial Services Group, USAA (1/07-present); Chair of the Board of Directors and Chief Investment Officer, IMCO (1/07-2/08); President and Chief Executive Officer, Director, and Chair of the Board of Directors, IMCO (12/04-1/07); President and Chief Executive Officer, Director, and Vice Chair of the Board of Directors, IMCO (2/01-12/04). Mr. Claus serves as President, Trustee, and Vice Chair of the Board of Trustees of the USAA family of funds. He also serves as Chair of the Board of Directors of USAA Shareholder Account Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS), and FAI. He also is a Director for USAA Life Insurance Company (USAA Life) and USAA Federal Savings Bank (FSB).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  47

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason serves as a Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones Graduate School of Management at Rice University (7/02-present); Associate Professor of Finance at Jesse H. Jones Graduate School of Management at Rice University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

48  | USAA GNMA TRUST

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

 (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of 1940.

 (2) Member of Executive Committee

 (3) Member of Audit Committee

 (4) Member of Pricing and Investment Committee

 (5) Member of Corporate Governance Committee

 (6) The address for all non-interested trustees is that of the USAA Funds, P.O. Box 659430, San Antonio, TX 78265-9430.

 (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the Funds' Board in November 2008.

 (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  49

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr. Gladson also serves as a Director for SAS.

RONALD B. SWEET
Vice President
Born: November 1962
Year of Appointment: 2006

Vice President, Equity Investments, IMCO (6/06-present); Assistant Vice President, Investment Strategy & Analysis, USAA (12/01-6/06).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/FPS General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, IMCO, FAI, FPS, and SAS, and is an Assistant Secretary of USAA.

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

================================================================================

50  | USAA GNMA TRUST

================================================================================

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, Financial Advice & Solutions Group (FASG) General Counsel, USAA (10/08-present); Vice President, Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner, Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice President and Assistant Secretary, IMCO, SAS, FAI, and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS (2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant, Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State Automobile Association (8/04-12/05); Chief Financial Officer, Metropolitan Mortgage (8/03-7/04).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment Company Act of 1940.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  51

================================================================================

TRUSTEES                    Christopher W. Claus
                            Barbara B. Dreeben
                            Robert L. Mason, Ph.D.
                            Barbara B. Ostdiek, Ph.D.
                            Michael F. Reimherr
                            Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,              USAA Investment Management Company
INVESTMENT ADVISER,         P.O. Box 659453
UNDERWRITER, AND            San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT              USAA Shareholder Account Services
                            9800 Fredericksburg Road
                            San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND               State Street Bank and Trust Company
ACCOUNTING AGENT            P.O. Box 1713
                            Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                 Ernst & Young LLP
REGISTERED PUBLIC           100 West Houston St., Suite 1800
ACCOUNTING FIRM             San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                 Under "Products & Services"
SELF-SERVICE 24/7           click "Investments," then
AT USAA.COM                 "Mutual Funds"

OR CALL                     Under "My Accounts" go to
(800) 531-USAA              "Investments." View account balances,
        (8722)              or click "I want to...," and select
                            the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

    USAA
    9800 Fredericksburg Road                                      --------------
    San Antonio, TX 78288                                            PRSRT STD
                                                                   U.S. Postage
                                                                       PAID
                                                                       USAA
                                                                  --------------
>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       We know what it means to serve.(R)

================================================================================
23413-0709                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On September 19, 2008, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On November 18, 2008, the Board of Trustees of USAA Mutual Funds Trust designated Dr. Barbara B. Ostdiek, Ph.D. as the Board's audit committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice University since 2001. Dr. Ostdiek also has served as an Academic Director at El Paso Corporation Finance Center since 2002. Dr. Ostdiek is an independent trustee who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Funds Trust.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 45 funds in all. Only 9 funds of the Registrant have a fiscal year-end of May 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended May 31, 2009 and 2008 were $279,350 and $259,470, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young, LLP by USAA Shareholder Account Services (SAS) for professional services rendered for audit related services related to the annual study of internal controls of the transfer agent for fiscal years ended May 31, 2009 and 2008 were $63,500 and $64,375, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES. No such fees were billed by Ernst & Young LLP for the review of federal, state and city income and tax returns and excise tax calculations for fiscal years ended May 31, 2009 and 2008.

(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for fiscal years ended May 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The aggregate non-audit fees billed by Ernst & Young LLP for services rendered to the Registrant and the Registrant's investment adviser, IMCO, and the Funds' transfer agent, SAS, for May 31, 2009 and 2008 were $108,000 and $106,475, respectively.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:



                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to the Trust's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
              - full, fair, accurate, timely and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Trust;
              - compliance with applicable laws and governmental rules and regulations;
              - prompt internal reporting of violations of the Code to the Chief Legal Officer of the Trust, the President of the Trust (if the violation concerns the Treasurer), the CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
              - EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or the Trust, must be approved by the USAA Funds' and Investment Code of Ethics Committee and reported to the Trust.
         - the receipt of any non-nominal (I.E., valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Trust's service providers, other than IMCO or any other USAA company, must be approved by the CEO of USAA and reported to the Trust's Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by the Trust.
            - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Trustees and auditors, and to government regulators and self-regulatory organizations.
            - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by the Trust with, or submitted to, the SEC, and in other public communications made by the Funds.
            - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
            - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
            - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA Funds' outside counsel or counsel for the Independent Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     - Upon adoption of the Code, affirm in writing to the Board that he has received, read and understands the Code.
                     - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                     - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Trust (if the complaint involves the Treasurer), the CEO of USAA and the Chair of the Trust's Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's outside counsel or the counsel to the Independent Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  - The Board of Trustees understands that Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Trustees will report to the Board the action taken by USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of the Trust, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The Investment Code of Ethics (designated to address 1940 Act and Advisers Act requirements) and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Trust's Board of Trustees and counsel for the Independent Trustees (if any), the Trust and its counsel, IMCO, and other personnel of USAA as determined by the Trust's Chief Legal Officer or the Chair of the Trust's Board of Trustees.






Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003

Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.

Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 16, 2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007

Approved and adopted by the Investment Code of Ethics Committee: August 29, 2008

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008

                                   APPENDIX A
                                COVERED OFFICERS




PRESIDENT
TREASURER

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended May 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    07/24/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    07/27/2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    07/27/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.